Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 1, 2024, Shenandoah Telecommunications Company (“Shentel” or the “Company”) filed a Current Report on Form 8-K (the “Initial Form 8-K”) reporting: (1) its previously announced acquisition of Horizon Acquisition Parent, LLC, (“Horizon”) in exchange for (i) issuing 4,100,375 shares of Shentel’s common stock, no par value, to an investment fund managed by affiliates of GCM Grosvenor, which is one of the sellers; and (ii) paying $305 million in cash consideration to the other sellers and certain third parties, including Horizon’s existing lenders to discharge debt (collectively, the “Horizon Transaction”): and (2) certain other related transactions.
Document Period End Date	Apr. 01, 2024
Entity File Number	000-9881
Entity Registrant Name	Shenandoah Telecommunications Company
Entity Central Index Key	0000354963
Entity Tax Identification Number	54-1162807
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	500 Shentel Way
Entity Address, Address Line Two	P.O. Box 459
Entity Address, City or Town	Edinburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22824
City Area Code	(540)
Local Phone Number	984-4141
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (No Par Value)
Trading Symbol	SHEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false